Derivatives, Gross Fair Values of Derivative Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative Assets
Gross amounts recognized	$ 34,560	$ 36,355
Gross amounts offset in consolidated balance sheet	(23,790)	(24,127)
Net amounts in consolidated balance sheet, asset	10,770	12,228
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(875)	(773)
Net amounts	9,895	11,455
Derivative Liabilities
Gross amounts recognized	32,047	34,298
Gross amounts offset in consolidated balance sheet	(23,548)	(25,502)
Net amounts in consolidated balance sheet, liability	8,499	8,796
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(875)	(1,692)
Net amounts	7,624	7,104
Derivatives (Textual) [Abstract]
Derivative assets subject to enforceable master netting arrangements	30,900	30,000
Derivative liabilities subject to enforceable master netting arrangements	28,400	29,900
Derivative assets not subject to enforceable master netting arrangements	3,700	6,400
Derivative liabilities not subject to enforceable master netting arrangements	3,600	4,400
Valuation adjustments for derivative assets	353	245
Valuation adjustments for derivative liabilities	152	95
Cash collateral netted against derivative assets	3,700	2,700
Cash collateral netted against derivative liabilities	3,600	4,200
Interest rate contract [Member]
Derivative Assets
Gross amounts recognized	18,435	17,630
Gross amounts offset in consolidated balance sheet	(12,029)	(11,929)
Net amounts in consolidated balance sheet, asset	6,406	5,701
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(80)	(145)
Net amounts	$ 6,326	$ 5,556
Percent exchanged in the over the counter market	90.00%	99.00%
Derivative Liabilities
Gross amounts recognized	$ 16,308	$ 15,472
Gross amounts offset in consolidated balance sheet	(13,152)	(13,226)
Net amounts in consolidated balance sheet, liability	3,156	2,246
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(567)	(1,078)
Net amounts	$ 2,589	$ 1,168
Percent exchanged in the over the counter market	92.00%	99.00%
Commodity contract [Member]
Derivative Assets
Gross amounts recognized	$ 1,588	$ 2,354
Gross amounts offset in consolidated balance sheet	(849)	(966)
Net amounts in consolidated balance sheet, asset	739	1,388
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(4)	(4)
Net amounts	$ 735	$ 1,384
Percent exchanged in the over the counter market	57.00%	88.00%
Derivative Liabilities
Gross amounts recognized	$ 2,336	$ 1,335
Gross amounts offset in consolidated balance sheet	(727)	(648)
Net amounts in consolidated balance sheet, liability	1,609	687
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(8)	(1)
Net amounts	$ 1,601	$ 686
Percent exchanged in the over the counter market	85.00%	76.00%
Equity contract [Member]
Derivative Assets
Gross amounts recognized	$ 7,545	$ 7,007
Gross amounts offset in consolidated balance sheet	(5,318)	(4,233)
Net amounts in consolidated balance sheet, asset	2,227	2,774
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(755)	(596)
Net amounts	$ 1,472	$ 2,178
Percent exchanged in the over the counter market	78.00%	76.00%
Derivative Liabilities
Gross amounts recognized	$ 6,010	$ 8,501
Gross amounts offset in consolidated balance sheet	(3,877)	(4,041)
Net amounts in consolidated balance sheet, liability	2,133	4,460
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(110)	(400)
Net amounts	$ 2,023	$ 4,060
Percent exchanged in the over the counter market	75.00%	85.00%
Foreign exchange contract [Member]
Derivative Assets
Gross amounts recognized	$ 6,714	$ 8,973
Gross amounts offset in consolidated balance sheet	(5,355)	(6,656)
Net amounts in consolidated balance sheet, asset	1,359	2,317
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(35)	(25)
Net amounts	$ 1,324	$ 2,292
Percent exchanged in the over the counter market	100.00%	100.00%
Derivative Liabilities
Gross amounts recognized	$ 7,113	$ 8,568
Gross amounts offset in consolidated balance sheet	(5,522)	(7,189)
Net amounts in consolidated balance sheet, liability	1,591	1,379
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(188)	(204)
Net amounts	$ 1,403	$ 1,175
Percent exchanged in the over the counter market	100.00%	100.00%
Credit Contracts Protection Sold [Member]
Derivative Assets
Gross amounts recognized	$ 76	$ 147
Gross amounts offset in consolidated balance sheet	(73)	(145)
Net amounts in consolidated balance sheet, asset	3	2
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	0	0
Net amounts	$ 3	$ 2
Percent exchanged in the over the counter market	12.00%	10.00%
Derivative Liabilities
Gross amounts recognized	$ 182	$ 214
Gross amounts offset in consolidated balance sheet	(180)	(204)
Net amounts in consolidated balance sheet, liability	2	10
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(2)	(9)
Net amounts	$ 0	$ 1
Percent exchanged in the over the counter market	67.00%	85.00%
Credit Contracts Protection Purchased [Member]
Derivative Assets
Gross amounts recognized	$ 202	$ 244
Gross amounts offset in consolidated balance sheet	(166)	(198)
Net amounts in consolidated balance sheet, asset	36	46
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(1)	(3)
Net amounts	$ 35	$ 43
Percent exchanged in the over the counter market	78.00%	89.00%
Derivative Liabilities
Gross amounts recognized	$ 98	$ 208
Gross amounts offset in consolidated balance sheet	(90)	(194)
Net amounts in consolidated balance sheet, liability	8	14
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	0	0
Net amounts	$ 8	$ 14
Percent exchanged in the over the counter market	11.00%	9.00%